GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 199,494	$ 126,394
Long-lived assets	19,399		$ 27,036
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	167,552	91,749
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	28,525	30,475
Long-lived assets	1,077		5,536
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	3,417	$ 4,170
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,647		11,343
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 8,675		$ 10,157